Class K [Member] Investment Strategy - Class K - BlackRock Income Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed-income securities. The Fund may invest without limit in fixed-income securities across several investment sectors, including, but not limited to: fixed-income securities rated below investment grade, investment grade corporate bonds, fixed-income securities issued by governmental entities (including supranational entities), their agencies and instrumentalities, mezzanine investments, collateralized loan obligations (“CLOs”), bank loans, mortgage-related securities (including, but not limited to, “to be announced” or “TBA” securities), asset-backed securities and other fixed and floating or variable rate obligations. The Fund may invest in such fixed-income securities of issuers located in the United States and non-U.S. countries, including emerging market countries. The Fund is not required to invest in each investment sector at all times, and its investment in each investment sector may vary over time.
The Fund may invest in instruments of any credit quality without limitation, including instruments rated below investment grade, which are commonly referred to as “junk bonds.” The Fund may invest in fixed-income securities of any duration or maturity.
The Fund may also invest in companies whose financial condition is uncertain, where the borrower has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, or that may be involved in bankruptcy proceedings, reorganizations or financial restructurings.
The Fund may use a variety of portfolio strategies to hedge its portfolio against interest rate and currency risk, or to seek to enhance its return. These strategies include the use of derivatives, such as options on portfolio positions or currencies, financial and currency futures and options on these futures, forward foreign currency transactions, interest rate swaps, credit default swaps and total return swaps. Derivatives are financial instruments whose value is derived from another security or an index.
The Fund may invest in indexed and inverse securities (which are securities that provide a potential return based on a particular index of value or interest rates).
The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.